SUBSEQUENT EVENTS - Narrative (Details) - ZAR (R) R / shares in Units, R in Millions			12 Months Ended
	Sep. 18, 2023	Aug. 23, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Oct. 25, 2023
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners			R 515.3	R 513.6	R 641.3
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividend per share approved by directors (in ZAR cents per share)		R 0.65	R 0.65
Dividends recognised as distributions to owners	R 559.4
Major ordinary share transactions | Conditional shares
Disclosure of non-adjusting events after reporting period [line items]
Issued share capital (in shares)						2,955,805